SCHEDULE OF DEFERRED INCOME (Details) - CAD ($)	Mar. 31, 2026	Dec. 31, 2025
Notes and other explanatory information [abstract]
Deferred, revenue beginning	$ 209,748	$ 86,681
Revenue recognized	(65,364)	(90,781)
Unearned revenues received	67,960	223,426
Foreign exchange	1,747	(9,577)
Deferred income gross	214,091	209,749
Current portion	176,663	165,237
Long term portion	37,428	44,512
Deferred Income net	$ 214,091	$ 209,749